Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

30    Subsequent events

Loan agreements

(a)  Geekie Desenvolvimento de Softwares S.A.

On February 17, 2020, the investee Geekie entered into a loan agreement in the amount of R$1,500, maturing on April 15, 2021, and an interest rate of 7.82% p.a.

(b)  Nave à Vela Ltda.

On the same date, the investee Nave entered into a loan agreement in the amount of R$2,000, maturing on March 8, 2022, and an interest rate of 8.08% p.a.

Acquisition of additional shares of Geekie

On March 4, 2020, Arco acquired an additional 10.51% interest in Geekie’s share capital from minority shareholders for R$12,675 increasing our total interest to 48.04%.

Coronavirus

Since December 2019, a novel strain of coronavirus has spread in China, Italy, U.S., Brazil and other countries. Such events could cause disruption of regional or global economic activity, which could reduce the number of schools and students that use our products and adversely affect our operations and financial results. In addition, such events could cause the closing of schools, closing or reduction in production of our materials provided by third parties, stoppage or closing of transportation companies for undetermined periods, which could also adversely affect our operation and financial results.

The extent to which the coronavirus impacts our financial results and operations will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact in Brazil, among others. Therefore, it is not possible to estimate the extent of potential impacts in our financial statements. We are continuously monitoring the situation very closely and actively evaluating the implications for our business and taking the measures to mitigate the potential risks.